Term Loans (Details 6) (USD $)	Jun. 30, 2013	Dec. 31, 2012 Midmarket Term Loan [Member]
Schedule of repayment obligations
March 31, 2013		$ 162,500
June 30, 2013		162,500
September 30, 2013		162,500
November 14, 2013		2,000,000
December 31, 2013		325,000
2014		1,462,500
2015		2,112,500
2016		3,575,000
2017		4,875,000
Long-term Debt	$ 538,865	$ 14,837,500